Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Cash and cash equivalents
Cash at banks	€ 458,117		€ 1,225,860	€ 1,239,993
Term deposits	50,000		1,007,508	895,194
Total cash and cash equivalents from continuing operations	508,117	$ 97.3	2,233,368	2,135,187
Cash and cash equivalents included in assets classified as held for sale				7,884
Total cash and cash equivalents	€ 508,117		€ 2,233,368	€ 2,143,071	€ 1,861,616